Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2025	2024

Raw materials	$199	$200
Inventory in progress	1,737	1,559
Finished goods	4,605	6,111

	$6,541	$7,870

(*)	The inventory balance as of December 31, 2025, and 2024 is presented net of an allowance for slow inventory in the amounts of $2,215 and $2,999, respectively.